Consolidated balance sheets (Parenthetical) - $ / shares	Dec. 31, 2020	Dec. 31, 2019
Statement of Financial Position [Abstract]
Common stock, par value (in dollars per share)	$ 1	$ 1
Common stock, shares authorized (in shares)	75,000,000	75,000,000
Common stock, shares issued (in shares)	47,220,743	31,034,315
Common stock, shares outstanding (in shares)	47,220,743	31,034,315